ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Working capital deficit	$ 1,018,730	$ 1,497,443
Accumulated deficit	$ 52,595,563	$ 50,164,550	$ 51,133,564